Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Segment revenues:
Revenues	¥ 1,341,651		¥ 1,055,764		¥ 964,779
Segment profits:
Total segment profits	200,978		150,853		122,215
Gains (losses) related to assets or liabilities of certain VIEs	64,923		7,883		3,317
Discontinued operations, pre-tax	7,501		168		2,994
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	(4,108)		(3,985)		(2,724)
Income before Income Taxes and Discontinued Operations	283,726		172,572		127,515
Segment assets:
Cash and cash equivalents, restricted cash and time deposits	827,299		826,296		786,892	732,127
Other Receivables	239,958		196,626
Other corporate assets	1,041,356		475,466
Assets of certain VIEs	813,240	[1]	1,400,457	[1]
Assets	9,069,392		8,439,710		8,332,830
Segment, Discontinued Operations
Segment assets:
Other Receivables	2,069
Other corporate assets	1,500
Operating Segment
Segment revenues:
Revenues	1,332,919		1,039,135		947,635
Segment profits:
Total segment profits	293,562		197,329		142,694
Segment assets:
Assets	7,281,355		6,382,654		6,123,874
Corporate, Non-Segment
Segment revenues:
Revenues	4,935		4,118		5,564
Segment profits:
Corporate interest expenses, general and administrative expenses	(17,387)		(23,133)		(14,690)
Corporate other gains (losses)	(4,467)		(11,784)		(3,689)
Gains (losses) related to assets or liabilities of certain VIEs	17,003		2,832		2,583
Discontinued operations, pre-tax	(12,182)		179		(1,775)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	7,197		7,149		2,392
Segment assets:
Cash and cash equivalents, restricted cash and time deposits	921,499		941,571		934,257
Allowance for doubtful receivables on direct financing leases and probable loan losses	(84,796)		(104,264)		(136,588)
Other Receivables	239,958		196,626		188,108
Other corporate assets	458,225		354,433		357,244
Assets of certain VIEs	253,151		668,690		865,935
Corporate, Non-Segment | Segment, Discontinued Operations
Segment revenues:
Revenues	(26,607)		(20,699)		(30,253)
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues	¥ 30,404		¥ 33,210		¥ 41,833

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.